Exceptional items - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis Of Income And Expense [Table]
CEO transition cost	€ 1.9
Analysis Of Income And Expense [Line Items]
Income (charge) related to legacy matters	(0.2)	€ (1.5)	€ 0.8
Tax impact of exceptional items	18.7	17.1	17.3
Payments relating to exceptional items	70.3	72.1	67.6
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	21.9	0.0	0.0
Factory Optimization	3.1	0.0	0.0
(Inflows)/Outflows Of Cash Due To Exceptional Items, Classified As Operating Activities	70.3	€ 67.7	€ 67.6
Derecognition of intangible asset	€ 9.5